COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Activity of Funding Agreements with FHLBNY
The table below summarizes AXA Equitable's activity of funding agreements with the FHLBNY.

	Outstanding balance at end of year	Maturity of Outstanding balance	Issued during the Year	Repaid during the year
December 31, 2016:	(In Millions)
Short-term FHLBNY funding agreements	$500	less than one month	$6,000	$6,000

Long-term FHLBNY funding agreements	$58	less than 4 years	$58	$—
	$862	Less than 5 years	$862	$—
	$818	great than five years	$818	$—
Total long term funding agreements	$1,738		$1,738	$—
Total FHLBNY funding agreements at December 31, 2016	$2,238		$7,738	$6,000

December 31, 2015:
Short-term FHLBNY funding agreements	$500	less than one month	$6,000	$6,000

Restructuring and Related Costs
The restructuring costs and liabilities associated with the Company’s initiatives were as follows:

	December 31,
	2016	2015	2014
	(In Millions)
Balance, beginning of year	$89	$113	$122
Additions	35	10	21
Cash payments	(18)	(32)	(24)
Other reductions	—	(2)	(6)
Balance, End of Year	$106	$89	$113